Significant Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred tax assets:
Investments in affiliates	¥ 108,244	¥ 81,764
Property, plant and equipment and intangible assets	74,996	72,658
Liability for employees' retirement benefits	57,662	60,771
Accrued liabilities for loyalty programs	55,409	74,683
Operating loss carryforwards	37,566	24,844
Deferred revenues regarding "Nikagetsu Kurikoshi" (2-month carry-over)	13,000	16,769
Accrued enterprise tax	11,754	11,270
Marketable securities and other investments	11,255	11,766
Compensated absences	11,156	11,780
Receivables held for sale	10,276
Accrued bonus	6,263	7,145
Inventories	3,373	6,316
Accrued commissions to agent resellers	3,104	5,913
Asset retirement obligations	1,893	3,762
Other	12,545	16,030
Sub-total deferred tax assets	418,496	405,471
Less: Valuation allowance	(39,641)	(28,158)
Total deferred tax assets	378,855	377,313
Deferred tax liabilities:
Investments in affiliates	22,980	18,187
Unrealized holding gains on available-for-sale securities	19,284	16,441
Identifiable intangible assets	10,033	7,555
Other	4,963	462
Total deferred tax liabilities	57,260	42,645
Net deferred tax assets	¥ 321,595	¥ 334,668